Acquisitions and Divestitures (Tables)	3 Months Ended
Mar. 31, 2012
Acquisitions And Divestitures [Abstract]
Schedule of Business Acquisitions Fair Values Assigned
The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$7,358
Noncurrent	207,735
Oil and natural gas properties	1,042,672
Total assets acquired	$1,257,765

Liabilities:
Current liabilities	$9,764
Asset retirement obligations	18,469
Total liabilities assumed	$28,233

Net assets acquired	$1,229,532

Schedule of pro forma results of operations
The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Three Months Ended March 31,
	2012	2011
	(in thousands, except per unit amounts)

Total revenues and other	$410,972	$(7,608)
Total operating expenses	$318,546	$246,692
Net loss	$(16,667)	$(435,800)

Net loss per unit:
Basic	$(0.09)	$(2.57)
Diluted	$(0.09)	$(2.57)